Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Schedule of Impairment [Line Items]
Total impairment charge (credit)	£ 381	£ (655)	£ (723)
Other assets
Schedule of Impairment [Line Items]
Total impairment charge (credit)	6	0	2
Impairment charge (credit) on drawn balances
Schedule of Impairment [Line Items]
Total impairment charge (credit)	346	(496)	(623)
Loan commitments and financial guarantees
Schedule of Impairment [Line Items]
Total impairment charge (credit)	35	(159)	(98)
Financial assets at amortised cost
In respect of:
Financial assets held at amortised cost	340	(496)	(625)
Financial assets at amortised cost | Loans and advances to banks
In respect of:
Financial assets held at amortised cost	3	(2)	(3)
Financial assets at amortised cost | Loans and advances to customers
In respect of:
Financial assets held at amortised cost	335	(494)	(622)
Financial assets at amortised cost | Debt securities
In respect of:
Financial assets held at amortised cost	2	0	0
Financial assets at fair value through other comprehensive income
Schedule of Impairment [Line Items]
Total impairment charge (credit)	0	0	(2)
Impairment
Schedule of Impairment [Line Items]
Impact of transfers between stages	421	(212)	145
Other changes in credit quality	18	59	(506)
Additions and repayments	(65)	(452)	(366)
Methodology and model changes	3	(45)	3
Other items	4	(5)	1
Total charge in the period, excluding transfers	£ (40)	£ (443)	£ (868)